Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [Abstract]
Segment by type of organization

(1) Segment by type of organization

The Group’s reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the CODM to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for Woori Bank and overseas subsidiaries’ customers
Credit card	Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd.
Investment banking	Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd.
Others	Woori Financial Group Inc., Woori Financial Capital Co., Ltd., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

(2) The composition of each organization’s sectors for the years ended December 31, 2018, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018(*1)
	Banking	Credit card	Investment banking	Others(*2)	Sub-total	Adjustments(*3)	Total
Net Interest income	4,453,511	509,999	43,081	1,142	5,007,732	643,219	5,650,951
Non-interest income (expense)	1,517,141	59,971	19,814	297,196	1,894,122	(832,165)	1,061,957
Impairment losses due to credit loss	4,913	(227,144)	(3,898)	(166)	(226,296)	(103,278)	(329,574)
General and administrative expense(*4)	(3,416,320)	(170,765)	(26,081)	(292,826)	(3,905,993)	281,960	(3,624,033)
Net operating income (expense)	2,559,245	172,060	32,915	5,345	2,769,565	(10,264)	2,759,301

Non-operating income (expense)	69,897	(5,547)	(295)	199	64,255	(18,684)	45,571

Net income (expense) before tax	2,629,142	166,513	32,621	5,545	2,833,821	(28,949)	2,804,872
Tax income (expense)	(713,178)	(39,979)	743	(2,238)	(754,651)	1,428	(753,223)

Net income (loss)	1,915,964	126,534	33,364	3,307	2,079,169	(27,520)	2,051,649

(*1)	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
(*2)

Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.

(*3)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.
(*4)

Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.

	For the year ended December 31, 2019
	Banking	Credit card	Investment banking	Others(*1)	Sub-total	Adjustments(*2)	Total
Net Interest income	4,583,386	553,956	54,077	2,290	5,193,709	699,997	5,893,706
Non-interest income (expense)	1,557,247	31,842	33,539	957,880	2,580,508	(1,533,917)	1,046,591
Impairment losses due to credit loss	(32,621)	(259,604)	(572)	(538)	(293,335)	(80,909)	(374,244)
General and administrative expense	(3,478,535)	(190,062)	(31,183)	(323,528)	(4,023,308)	257,231	(3,766,077)
Net operating income (expense)	2,629,477	136,132	55,861	636,104	3,457,574	(657,598)	2,799,976

Non-operating income (expense)	(151,348)	13,889	(3,501)	(1,545)	(142,505)	65,578	(76,927)

Net income (expense) before tax	2,478,129	150,021	52,360	634,559	3,315,069	(592,020)	2,723,049
Tax income (expense)	(616,110)	(35,825)	998	(1,294)	(652,231)	(33,222)	(685,453)

Net income (loss)	1,862,019	114,196	53,358	633,265	2,662,838	(625,242)	2,037,596

Total assets	347,819,743	10,087,342	3,398,960	21,681,769	382,987,814	(21,007,090)	361,980,724
Total liabilities	323,592,850	8,299,175	3,031,622	1,225,422	336,149,069	339,323	336,488,392

(*1)

Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.,

(*2)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.

	For the year ended December 31, 2020
	Banking	Credit card	Investment banking	Others(*1)	Sub-total	Adjustments(*2)	Total
Net Interest income	4,545,155	564,461	78,302	69,188	5,257,106	741,406	5,998,512
Non-interest income (expense)	1,423,286	3,648	34,497	1,071,852	2,533,283	(1,710,849)	822,434
Impairment losses due to credit loss	(512,008)	(195,816)	(4,146)	(43,660)	(755,630)	(28,741)	(784,371)
General and administrative expense	(3,545,186)	(207,301)	(39,039)	(416,595)	(4,208,121)	251,940	(3,956,181)
Net operating income (expense)	1,911,247	164,992	69,614	680,785	2,826,638	(746,244)	2,080,394

Non-operating income (expense)	(57,027)	(5,569)	(775)	771	(62,600)	(16,543)	(79,143)

Net income (expense) before tax	1,854,220	159,423	68,839	681,556	2,764,038	(762,787)	2,001,251
Tax income (expense)	(437,288)	(39,193)	(5,902)	(29,372)	(511,755)	25,753	(486,002)

Net income (loss)	1,416,932	120,230	62,937	652,184	2,252,283	(737,034)	1,515,249

Total assets	374,120,064	11,366,596	4,332,474	31,872,690	421,691,824	(22,610,807)	399,081,017
Total liabilities	348,706,682	9,312,986	3,803,594	9,606,742	371,430,004	925,168	372,355,172

(*1)

Other segments include gains and losses from Woori Financial Group Inc., Woori Financial Capital Co., Ltd. (Profit or loss for 3 months after incorporation into subsidiary), Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd..

(*2)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.

Operating income or loss and major non-current assets from external customers

(3) Operating profit or loss from external customers for the years ended December 31, 2018, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
Details	2018	2019	2020
Domestic	2,505,813	2,500,504	1,869,516
Foreign	253,488	299,472	210,878

Total	2,759,301	2,799,976	2,080,394

Major non-current assets from external customers

(4) Major non-current assets as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

Details(*)	December 31, 2019(*)	December 31, 2020(*)
Domestic	4,908,141	5,026,161
Foreign	387,284	433,869

Total	5,295,425	5,460,030

(*)	Major non-current assets included investments in joint ventures and associates, investment properties, property, plant and equipment, intangible assets and etc.